UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22155

Global Real Estate Opportunity Trust

(Exact name of registrant as specified in charter)

Global Real Estate Opportunity Trust

Randy S. Lewis, Manager

5690 DTC Blvd, Suite 130W

Greenwood Village, CO 80111

  (Address of principal executive offices) (Zip code)

Global Real Estate Opportunity Trust

Randy S. Lewis, Manager

5690 DTC Blvd, Suite 130W

Greenwood Village, CO 80111

___________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  303-220-3866

Date of fiscal year end:  12/31

Date of reporting period:  For the period 07/01/2014 – 06/30/2015

ITEM 1. PROXY VOTING RECORD: The Registrant held no voting securities during the period covered by this report.  The Registrant has not commenced operations.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Global Real Estate Opportunity Trust

By (Signature and Title)*    /s/ Randolph S. Lewis, President

 Randolph S. Lewis, President

Date:  07/31/2015

* Print the name and title of each signing officer under his or her signature.